Medical insurance plans (Detail 12.2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Postemployment Benefit Expense Defined Benefit Medical Insurance Plans [Line Items]
Net periodic expenses	$ 188	$ 481	$ 440
Post-employment medical insurance plans
Postemployment Benefit Expense Defined Benefit Medical Insurance Plans [Line Items]
Current service cost	0	0
Interest expense related to post-employment benefit obligation	3	3
Past service cost related to plan amendments	(14)	0
Net periodic expenses	(11)	3	4
UK plan
Postemployment Benefit Expense Defined Benefit Medical Insurance Plans [Line Items]
Current service cost	0	0
Interest expense related to post-employment benefit obligation	1	1
Past service cost related to plan amendments	0	0
Net periodic expenses	1	1	1
US plans
Postemployment Benefit Expense Defined Benefit Medical Insurance Plans [Line Items]
Current service cost	0	0
Interest expense related to post-employment benefit obligation	2	2
Past service cost related to plan amendments	(14)	0
Net periodic expenses	(12)	2	3
UBS AG
Postemployment Benefit Expense Defined Benefit Medical Insurance Plans [Line Items]
Net periodic expenses	140	365	438
UBS AG | Post-employment medical insurance plans
Postemployment Benefit Expense Defined Benefit Medical Insurance Plans [Line Items]
Current service cost	0	0
Interest expense related to post-employment benefit obligation	3	3
Past service cost related to plan amendments	(14)	0
Net periodic expenses	(11)	3	4
UBS AG | UK plan
Postemployment Benefit Expense Defined Benefit Medical Insurance Plans [Line Items]
Current service cost	0	0
Interest expense related to post-employment benefit obligation	1	1
Past service cost related to plan amendments	0	0
Net periodic expenses	1	1	1
UBS AG | US plans
Postemployment Benefit Expense Defined Benefit Medical Insurance Plans [Line Items]
Current service cost	0	0
Interest expense related to post-employment benefit obligation	2	2
Past service cost related to plan amendments	(14)	0
Net periodic expenses	$ (12)	$ 2	$ 3